Leases and Commitments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Leases and Commitments
Summary of lease term and discount rate

Lease term and discount rate	March 31, 2023
Weighted average remaining lease term	1.86 years
Weighted average discount rate	5.0%

Lease term and discount rate	December 31, 2022
Weighted average remaining lease term	1.85 years
Weighted average discount rate	5.0%

Summary of lease termination

March 31, 2023
Leases terminated	4
Lease termination fees	$10,932
Right-of-use assets derecognized upon lease termination	$82,982
Lease liabilities derecognized upon lease termination	$77,648
Loss recognized upon lease termination	$187

Summary of balance sheet information related to leases

	March 31, 2023	December 31, 2022
Right-of-use assets
Operating lease right-of-use assets	$166,024	$315,765

Operating lease liabilities
Short-term operating lease liabilities	$79,269	$177,795
Long-term operating lease liabilities	56,739	102,407
Total operating lease liabilities	$136,008	$280,202

December 31, 2022
Right-of-use assets
Operating lease right-of-use assets	$315,765

Operating lease liabilities
Short-term operating lease liabilities	$177,795
Long-term operating lease liabilities	102,407
Total operating lease liabilities	$280,202

Summary of future maturities of ASC 842 lease liabilities

		Imputed
	Principal Payments	Interest Payments	Total Payments
2023	$62,004	$3,742	$65,746
2024	50,610	2,075	52,685
2025	22,800	390	23,190
2026	594	—	594
Total future maturities	$136,008	$6,207	$142,215

	Principal Payments	Imputed Interest Payments	Total Payments
2023	$177,795	$7,930	$185,725
2024	67,882	3,027	70,909
2025	33,774	551	34,325
2026	751	—	751
Total future maturities	$280,202	$11,508	$291,710

Summary of total lease expense, under ASC 842, was included in selling, general, and administrative expenses in consolidated statement of operations

Three Months Ended
March 31, 2023
Operating lease expense – fixed payments	$83,034
Short term lease expense	21,935
Total lease expense	$104,969

Year Ended December 31, 2022
Operating lease expense – fixed payments	$276,562
Short term lease expense	90,159
Total lease expense	$366,721

Summary of supplemental cash flows information related to leases

Three Months Ended
March 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$66,546

Year Ended December 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$258,892